Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events
Note 9 — Subsequent Events
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the unaudited condensed consolidated financial statements were issued. Based upon this review, the Company did not identify any subsequent events other than noted below that would have required adjustment or disclosure in the condensed consolidated financial statements.
Blockchain Settlement and Release Agreement
On October 9, 2022, the Company entered into a settlement and release agreement with GRIID and its affiliates and Blockchain and certain of its affiliates (the “Blockchain Settlement and Release Agreement”), pursuant to which Blockchain waived any potential defaults under the Third Amended and Restated Credit Agreement between GRIID and Blockchain, dated November 19, 2021 (the “Prior Credit Agreement”) and the parties agreed to release each other from any claims related to the Prior Credit Agreement.

Second Amendment to Agreement and Plan of Merger
On October 17, 2022, the Company, Merger Sub and GRIID entered into the Second Amendment to the Initial Merger Agreement, further described above in Note 7 under the heading “Merger Agreement”.

Note 10 — Subsequent Events
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Other than as described in these financial statements, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.